Offerings	Aug. 29, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Units, each consisting of one Class A ordinary share, one-half of one redeemable warrant, and one right to receive one-fifth (1/5) of a Class A ordinary share
Amount Registered | shares	14,375,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 143,750,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 19,851.88
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act.

Includes 1,875,000 units, each consisting of one Class A ordinary share, one-half of one redeemable warrant, and one right to receive one-fifth (1/5) of a Class A ordinary share, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.

Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.

No fee pursuant to Rule 457(g).
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares to be included as part of the units
Amount Registered | shares	14,375,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Redeemable warrants to acquire one Class A ordinary share included as part of the units
Amount Registered | shares	7,187,500
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Rights to receive one-fifth (1/5) of a Class A ordinary share included as part of the units
Amount Registered | shares	14,375,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares underlying redeemable warrants included as part of the Units
Amount Registered | shares	7,187,500
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 82,656,250.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 11,414.83
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares underlying rights included as part of the units
Amount Registered | shares	2,875,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 28,750,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,970.38